Putnam Focused Large Cap Value ETF
The fund's portfolio
11/30/21 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value
Aerospace and defense (2.2%)
Northrop Grumman Corp.	743	$259,158

		259,158
Airlines (1.2%)
Southwest Airlines Co.(NON)	3,194	141,814

		141,814
Automobiles (3.4%)
General Motors Co.(NON)	7,107	411,282

		411,282
Banks (8.6%)
Bank of America Corp.	12,656	562,812
Citigroup, Inc.	3,904	248,685
KeyCorp	3,554	79,752
PNC Financial Services Group, Inc. (The)	690	135,930

		1,027,179
Beverages (2.3%)
PepsiCo, Inc.	1,756	280,574

		280,574
Biotechnology (6.3%)
AbbVie, Inc.	3,064	353,218
Regeneron Pharmaceuticals, Inc.(NON)	643	409,289

		762,507
Building products (3.5%)
Johnson Controls International PLC	5,643	421,871

		421,871
Capital markets (3.0%)
Apollo Global Management, Inc.	5,120	362,394

		362,394
Chemicals (3.3%)
Corteva, Inc.	3,449	155,205
Eastman Chemical Co.	2,305	240,388

		395,593
Electric utilities (5.3%)
Exelon Corp.	8,820	465,079
NRG Energy, Inc.	4,709	169,618

		634,697
Entertainment (0.8%)
Activision Blizzard, Inc.	1,738	101,847

		101,847
Equity real estate investment trusts (REITs) (5.3%)
American Tower Corp.	639	167,725
Boston Properties, Inc.	1,011	109,026
Gaming and Leisure Properties, Inc.	8,106	365,743

		642,494
Food and staples retail (3.3%)
BJ's Wholesale Club Holdings, Inc.(NON)	3,210	212,342
Walmart, Inc.	1,270	178,600

		390,942
Health-care providers and services (5.3%)
Anthem, Inc.	885	359,514
McKesson Corp.	1,305	282,872

		642,386
Hotels, restaurants, and leisure (2.1%)
Hilton Worldwide Holdings, Inc.(NON)	1,868	252,311

		252,311
Household products (2.1%)
Procter & Gamble Co. (The)	1,756	253,882

		253,882
Insurance (5.5%)
American International Group, Inc.	5,307	279,148
Assured Guaranty, Ltd.	7,885	386,128

		665,276
Life sciences tools and services (2.3%)
Thermo Fisher Scientific, Inc.	433	274,015

		274,015
Media (3.8%)
Charter Communications, Inc. Class A(NON)	485	313,446
Comcast Corp. Class A	2,803	140,094

		453,540
Metals and mining (2.6%)
Freeport-McMoRan, Inc. (Indonesia)	8,558	317,331

		317,331
Oil, gas, and consumable fuels (3.7%)
ConocoPhillips	4,336	304,084
Valero Energy Corp.	2,018	135,085

		439,169
Road and rail (2.3%)
Union Pacific Corp.	1,195	281,590

		281,590
Semiconductors and semiconductor equipment (5.6%)
NXP Semiconductors NV	2,130	475,757
Texas Instruments, Inc.	1,046	201,219

		676,976
Software (6.5%)
Microsoft Corp.	1,943	642,336
Oracle Corp.	1,596	144,821

		787,157
Specialty retail (1.7%)
O'Reilly Automotive, Inc.(NON)	327	208,678

		208,678
Thrifts and mortgage finance (1.8%)
Radian Group, Inc.	10,539	214,679

		214,679
Trading companies and distributors (3.1%)
United Rentals, Inc.(NON)	1,113	377,018

		377,018
Wireless telecommunication services (1.0%)
T-Mobile US, Inc.(NON)	1,066	115,990

		115,990

Total common stocks (cost $11,487,373)		$11,792,350

SHORT-TERM INVESTMENTS (4.1%)(a)
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Investor Class 0.01%	495,436	$495,436

Total short-term investments (cost $495,436)		$495,436
TOTAL INVESTMENTS

Total investments (cost $11,982,809)		$12,287,786

Key to holding's abbreviations
ETF	Exchange Traded Fund
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2021 through November 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "ETF" represent Exchange Traded Fund, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $12,041,014.
(NON)	This security is non-income-producing.
For investments in State Street Institutional U.S. Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees oversee the implementation of the procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$671,377	$—	$—
Consumer discretionary	872,271	—	—
Consumer staples	925,398	—	—
Energy	439,169	—	—
Financials	2,269,528	—	—
Health care	1,678,908	—	—
Industrials	1,481,451	—	—
Information technology	1,464,133	—	—
Materials	712,924	—	—
Real Estate	642,494	—	—
Utilities	634,697	—	—

Total common stocks	11,792,350	—	—
Short-term investments	495,436	—	—

Totals by level	$12,287,786	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com